STARBOARD INVESTMENT TRUST
116 South Franklin Street
Rocky Mount, NC 27804
252-972-9922

September 30, 2009

VIA EDGAR

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

RE:           Starboard Investment Trust (“Trust”) (File Nos.  333-159484 and 811-22298); on behalf of the FMX Growth Allocation Fund, FMX Total Return Fund and the Caritas All-Cap Growth Fund (“Funds”), each a series of the Trust.

Ladies and Gentlemen,

Enclosed herewith for filing on behalf of the Trust, pursuant to: (1) the Securities Act of 1933; (2) the Investment Company Act of 1940; and (3) Regulation S-T, is Pre-Effective Amendment No. 5 to the Registration Statement on Form N-1A of the Trust.

This amendment contains the prospectus and statement of additional information for each of the Funds, Part C, the signature page, an exhibit index, and exhibits.  A previous copy of the Auditor’s Report, dated August 11, 2009, and submitted with the Trust’s correspondence filed on September 11, 2009 contained an error that has been corrected in the enclosed Auditor’s Report.

We are also requesting acceleration of the effectiveness of the Trust’s Registration Statement to September 30, 2009 or as soon as practicable thereafter.

Additionally, the Trust is asking that any written correspondence with respect to Pre-Effective Amendment No. 5 be sent to the attention of Tanya L. Goins at the following address:

Tanya L. Goins
Malik Law Group LLC
191 Peachtree Street
Suite 3300
Atlanta, GA 30303

In submitting this correspondence, the Trust acknowledges that: (i) should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing; (ii) the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and (iii) the Trust may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions concerning the foregoing, please contact the undersigned at 252-972-9922, extension 249.

Yours truly,

Starboard Investment Trust                                                                                                Capital Investment Group, Inc.

/s/A. Vason Hamrick                                                                                                     /s/ Richard Bryant

A. Vason Hamrick, Secretary                                                                                                Richard Bryant, President